Segment Information (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Total net book value of long-lived assets	$ 529,009	$ 409,489
Total net book value of intangible assets	60,008	63,551
Goodwill	104,096	104,096
Deposits for vessels, port terminals and other fixed assets	36,849	136,891
Barge/Cabotage Business Segment
Total net book value of intangible assets	17,745	20,561
Vessels, including constructions in progress
Total net book value of long-lived assets	344,847	341,496
Cabotage Business Segment
Goodwill	41,086	41,086
Barge Business Segment
Goodwill	40,868	40,868
Port Terminal Business Segment, including constructions in progress
Total net book value of long-lived assets	219,013	202,568
Total net book value of intangible assets	42,263	42,990
Goodwill	$ 22,142	$ 22,142
Oceangoing product tanker vessels
Number of vessels	6
Self-propelled barges
Number of vessels	2
Bunker Vessel
Number of vessels	1